Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2020
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
6. Details to the consolidated statements of cash flows
6.1. Reversal of non-cash items and other adjustments from continuing operations
(USD millions)	Q2 2020	Q2 2019

Depreciation, amortization and impairments on:
Property, plant and equipment	319	371

Right-of-use assets	78	74

Intangible assets	1 306	601

Financial assets [1]	– 166	– 32

Change in provisions and other non-current liabilities	118	958

Losses/gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	6	– 615

Equity-settled compensation expense	199	174

Income from associated companies	– 183	– 176

Taxes	421	525

Net financial expense	247	205

Total	2 345	2 085

[1] Includes fair value adjustments
(USD millions)	H1 2020	H1 2019

Depreciation, amortization and impairments on:
Property, plant and equipment	700	719

Right-of-use assets	154	149

Intangible assets	2 259	1 619

Financial assets [1]	– 127	– 20

Change in provisions and other non-current liabilities	838	1 018

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	– 55	– 684

Equity-settled compensation expense	377	372

Income from associated companies	– 306	– 256

Taxes	869	797

Net financial expense	493	387

Total	5 202	4 101

[1] Includes fair value adjustments
6.2. Total amount of taxes paid
During the first half of 2020, the total amount of taxes paid was USD 987 million (Q2 2020: USD 391 million), of which USD 899 million (Q2 2020: USD 303 million) was included within “Net cash flows from operating activities from continuing operations”, and USD 88 million (Q2 2020: USD 88 million) was included within “Net cash flows used in investing activities from discontinued operations.”
During the first half of 2019, the total amount of taxes paid was USD 998 million (Q2 2019: USD 560 million), of which USD 960 million (Q2 2019: USD 560 million) was included within “Net cash flows from operating activities from continuing operations” and USD 38 million (Q2 2019: nil) was included within “Net cash flows from operating activities from discontinued operations.”
6.3. Cash flows arising from acquisitions and divestments of businesses, net
(USD millions)	Q2 2020	Q2 2019	H1 2020	H1 2019

Net assets recognized as a result of business combinations	– 32	– 407	– 10 030	– 486

Fair value of previously held equity interests		34		34

Receivables and payables contingent consideration, net	17	88	77	88

Payments, deferred consideration and other adjustments, net	13	– 3	65	– 3

Cash flows used for acquisitions of businesses	– 2	– 288	– 9 888	– 367

Cash flows from/used for divestments of businesses, net [1]	2	2	– 13	– 15

Cash flows used for acquisitions and divestments of businesses, net	0	– 286	– 9 901	– 382

[1] In the second quarter of 2020 and 2019, the USD 2 million represented the net cash inflows for previous years divestments.

During the first half of 2020, the USD 13 million included USD 15 million net cash outflows for previous years divestments (H1 2019: USD 15 million) and a prepaid sales price of USD 2 million for a business divestment.

Notes 3 and 7 provide further information regarding acquisitions and divestments of businesses. All acquisitions were for cash.
6.4. Cash and cash equivalents of discontinued operations at March 31, 2019
Cash and cash equivalents of discontinued operations at March 31, 2019,represents the amount of the Alcon business cash and cash equivalents included in the March 31, 2019, consolidated balance sheets in the line “Assets related to discontinued operations.”
For net cash flows used in investing activities from discontinued operations, see Note 10.